Note 7 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2018	2017
Current provision:
Federal	$-	$-
State	-	-
Foreign	-	-
Total current provision	-	-

Deferred provision (benefit):
Federal	7,726	17,837,120
State	(2,749,386)	1,417,482
Foreign	-	-
Total deferred provision (benefit)	(2,741,660)	19,254,602
Valuation allowance	2,741,660	(19,254,602)
Consolidated income tax provision	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2018	2017
Federal statutory rate	(21.0%)	(34.0%)
State income taxes, net of Federal benefits	(5.0%)	(4.1%)
Rate changes	(66.3%)	155.0%
Change in fair value of liability classified warrants	(17.3%)	(3.6%)
Other, including non-deductible expenses	53.9%	9.6%
Valuation allowance	55.7%	(122.9%)
Total	0.0%	0.0%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2018	2017
Net operating loss carryforwards	$42,580,533	$35,610,806
Stock based compensation expense	2,643,471	6,764,508
Tax credit carryforwards and other	1,005,255	1,112,286
Gross deferred tax assets	46,229,259	43,487,600

Valuation allowance	(46,229,259)	(43,487,600)
Net deferred tax assets	$-	$-